Average Annual Total Returns - Eaton Vance VT Floating-Rate Income Fund	S&P®/LSTA Leveraged Loan Index One Year	S&P®/LSTA Leveraged Loan Index Five Years	S&P®/LSTA Leveraged Loan Index Ten Years	Initial Class One Year	Initial Class Five Years	Initial Class Ten Years	Initial Class Inception Date	ADV Class One Year	ADV Class Five Years	ADV Class Ten Years	Institutional Class One Year	Institutional Class Five Years	Institutional Class Ten Years	Institutional Class Inception Date
Total	5.20%	4.27%	4.69%	3.63%	3.19%	3.53%	Apr. 15, 2014	3.77%	3.42%	3.72%	4.07%	3.70%	3.89%	May 01, 2016